Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
8.	Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2021	2022
Construction in process (i)	1,760,259	3,858,358
Machinery and equipment	1,123,512	2,589,709
Buildings (ii)	860,556	2,206,923
Molds and toolings	1,178,385	1,505,876
Vehicles	717,976	867,434
Leasehold improvements	376,219	681,341
Charging infrastructure	262,678	369,994
Computer and electronic equipment	147,273	282,082
Others	93,950	130,864

Sub-total	6,520,808	12,492,581

Less: Accumulated depreciation	(1,002,246)	(1,788,193)
Less: Impairment (iii)	(93,786)	(97,643)

Property, plant and equipment, net	5,424,776	10,606,745

The Group recorded depreciation expenses of RMB302,974, RMB573,247 and RMB915,481 for the years ended December 31, 2020, 2021 and 2022, respectively.

(i)
Construction in progress primarily consists of the construction of Wuhan, Guangzhou and Zhaoqing manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing of the Group’s vehicles. During the years ended December 31, 2020, 2021 and 2022, the Group capitalized RMB26,351, RMB10,598 and RMB84,998 of gross interest expenses, respectively. Government grants related to capitalized interest expense were accounted for as a reduction of such amounts capitalized in connection with the construction of the manufacturing plants. The benefits of these grants will be reflected through reduced depreciation charges over the useful lives of these assets. Government grants relating to expensed interests are recognized as a liability if received in advance (of the incurrence of the interest expense). Such amounts, when recognized, will reduce the respective interest expenses to which the subsidies relate. In September 2022, the construction of the first phase of Guangzhou manufacturing equipments had been completed and transferred to respective fixed assets.

(ii)
The Group entered into a lease contract with Guangzhou GET New Energy Technology Co., Ltd. (“Guangzhou GET New Energy”) to lease the plant and underlying land use right of Guangzhou manufacturing plant and further had an obligation to purchase the plant and underlying land use right at the construction cost at the end of lease term. On July 1, 2022, the lease commencement date, the lease asset for the plant was recorded with the amount of
RMB1,001,820
, being the present value of the lease payment and the exercise price of the purchase obligation (Note 17).

(iii)	The accumulated impairment loss was RMB93,786 and RMB97,643 as of December 31, 2021 and 2022, respectively, primarily due to the upgrade of vehicles.